NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes to Financial Statements
NOTE 1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Business

Citius Pharmaceuticals, Inc. (“Citius” or the “Company”) is a specialty pharmaceutical company dedicated to the development and commercialization of critical care products targeting unmet needs with a focus on anti-infectives, cancer care and unique prescription products. The Company was founded as Citius Pharmaceuticals, LLC, a Massachusetts limited liability company, on January 23, 2007. On September 12, 2014, Citius Pharmaceuticals, LLC entered into a Share Exchange and Reorganization Agreement with Citius Pharmaceuticals, Inc. (formerly Trail One, Inc.), a publicly traded company incorporated under the laws of the State of Nevada. Citius Pharmaceuticals, LLC became a wholly-owned subsidiary of Citius.

On March 30, 2016, Citius acquired Leonard-Meron Biosciences, Inc. (“LMB”) as a wholly-owned subsidiary (see “Acquisition of Leonard-Meron Biosciences, Inc.” below).

The Company had one approved product, Suprenza (phentermine hydrochloride), which it licensed out for promotion in the United States, Canada and Mexico. On July 1, 2016, the Company announced that it was discontinuing Suprenza. Since its inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, and raising capital.

Citius is subject to a number of risks common to companies in the pharmaceutical industry including, but not limited to, risks related to the development by Citius or its competitors of research and development stage products, market acceptance of its products, competition from larger companies, dependence on key personnel, dependence on key suppliers and strategic partners, the Company’s ability to obtain additional financing and the Company’s compliance with governmental and other regulations.

Reverse Stock Split

On June 9, 2017, the Company affected a 1-for-15 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded up to the nearest whole share, resulting in a reverse split slightly less than 1-for-15 in the aggregate. All per share amounts and number of shares (other than authorized shares) in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Acquisition of Leonard-Meron Biosciences, Inc.

On March 30, 2016, the Company acquired all of the outstanding stock of Leonard-Meron Biosciences, Inc. (“LMB”) by issuing 1,942,456 shares of its common stock.As of March 30, 2016, the stockholders of LMB received approximately 41% of the issued and outstanding common stock of the Company. In addition, the Company converted the outstanding common stock warrants of LMB into 243,020 common stock warrants of the Company and converted the outstanding common stock options of LMB into 77,252 common stock options of the Company.

The Company acquired tangible assets consisting of cash of $255,748, prepaid expenses of $20,544, property and equipment of $5,085, deposits of $2,167, and identifiable intangible assets of $19,400,000 related to in-process research and development.   The Company assumed accounts payable of $244,776, accrued expenses of $598,659, accrued compensation of $615,000, accrued interest of $23,862, and notes payable of $772,970.  Accordingly, the net assets acquired amounted to $17,428,277.

The fair value of LMB’s net assets acquired on the date of the acquisition, based on management’s analysis of the fair value of the 1,942,456 shares of the Company’s common stock issued for LMB’s outstanding stock, the 243,020 Company common stock warrants issued for LMB’s outstanding common stock warrants, and the vested portion of the 77,252 Company common stock options issued for LMB’s outstanding common stock options was $19,015,073. The fair value of the common stock issued was estimated at $17,482,093, the fair value of the warrants issued was estimated at $1,071,172 and the fair value of the vested options was estimated at $461,808.

The Company recorded goodwill of $1,586,796 for the excess of the purchase price of $19,015,073 over the net assets acquired of $17,428,277.

In-process research and development represents the value of LMB’s leading drug candidate which is an antibiotic solution used to treat catheter-related bloodstream infections (Mino-Lok™) and is expected to be amortized on a straight-line basis over a period of eight years commencing upon revenue generation. Goodwill represents the value of LMB’s industry relationships and its assembled workforce. Goodwill will not be amortized but will be tested at least annually for impairment.

Unaudited pro forma operating results for the six months ended March 31, 2016, assuming the acquisition of LMB had been made as of October 1, 2015, are as follows:

2016
Revenues	$—
Net loss	$(5,343,124)
Net loss per share – basic and diluted	$(1.24)

Basis of Presentation and Summary of Significant Accounting Policies

Basis of Preparation — The accompanying consolidated financial statements include the operations of Citius Pharmaceuticals, Inc., and its wholly-owned subsidiaries, Citius Pharmaceuticals, LLC, and LMB since the March 30, 2016 acquisition. All significant inter-company balances and transactions have been eliminated in consolidation.

The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information, without being audited, pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments considered necessary to make the financial statements not misleading have been included. Operating results for the six months ended March 31, 2017 are not necessarily indicative of the results that may be expected for the year ending September 30, 2017. The unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended September 30, 2016 filed with the Securities and Exchange Commission.

Reverse Stock Split — On June 9, 2017, the Company affected a 1-for-15 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded up to the nearest whole share, resulting in a reverse split slightly less than 1-for-15 in the aggregate. All per share amounts and number of shares (other than authorized shares) in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Use of Estimates — Our accounting principles require our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Estimates having relatively higher significance include the accounting for acquisitions, stock-based compensation, valuation of warrants, and income taxes. Actual results could differ from those estimates and changes in estimates may occur.

Basic and Diluted Net Loss per Common Share — Basic and diluted net loss per common share is computed by dividing net loss in each period by the weighted average number of shares of common stock outstanding during such period. For the periods presented, common stock equivalents, consisting of options, warrants and convertible securities were not included in the calculation of the diluted loss per share because they were anti-dilutive.

Business

Citius Pharmaceuticals, Inc. (“Citius” or the “Company”) is a specialty pharmaceutical company dedicated to the development and commercialization of critical care products targeting unmet needs with a focus on anti-infectives, cancer care and unique prescription products. The Company was founded as Citius Pharmaceuticals, LLC, a Massachusetts limited liability company, on January 23, 2007. On September 12, 2014, Citius Pharmaceuticals, LLC entered into a Share Exchange and Reorganization Agreement (the “Exchange Agreement”), with Citius Pharmaceuticals, Inc. (formerly Trail One, Inc.), a publicly traded company incorporated under the laws of the State of Nevada. Citius Pharmaceuticals, LLC became a wholly-owned subsidiary of Citius (see “Reverse Acquisition” below).

On March 30, 2016, Citius acquired Leonard-Meron Biosciences, Inc. (“LMB”) as a wholly-owned subsidiary (see “Acquisition of Leonard-Meron Biosciences, Inc.” below).

The Company had one approved and marketed product, Suprenza (phentermine hydrochloride), which it had out licensed for promotion in the United States, Canada and Mexico. On July 1, 2016, the Company announced that it was discontinuing Suprenza. Since its inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, and raising capital.

Citius is subject to a number of risks common to companies in the pharmaceutical industry including, but not limited to, risks related to the development by Citius or its competitors of research and development stage products, market acceptance of its products, competition from larger companies, dependence on key personnel, dependence on key suppliers and strategic partners, the Company’s ability to obtain additional financing and the Company’s compliance with governmental and other regulations.

Reverse Stock Split

On June 9, 2017, the Company affected a 1-for-15 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded up to the nearest whole share, resulting in a reverse split slightly less than 1-for-15 in the aggregate. All per share amounts and number of shares (other than authorized shares) in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Reverse Acquisition

On September 12, 2014, Citius completed a reverse acquisition transaction with Citius Pharmaceuticals, LLC, which became a wholly-owned subsidiary of Citius. As part of the reverse acquisition, the former members of Citius Pharmaceuticals, LLC received 1,441,681 shares of the Company’s common stock in exchange for their interest in Citius Pharmaceuticals, LLC and, immediately after the transaction, owned 72% of the outstanding common stock. Immediately prior to the transaction, Citius had 333,333 shares of common stock outstanding. In connection with the Exchange Agreement, the Company completed the first closing of a Private Offering (see Note 7). Following the acquisition, Citius Pharmaceuticals, LLC began operating as a wholly-owned subsidiary of Citius Pharmaceuticals, Inc.

Accounting principles generally accepted in the United States generally require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes. The acquisition was accounted for as a reverse acquisition whereby Citius Pharmaceuticals, LLC was deemed to be the accounting acquirer. Accordingly, the historical consolidated financial statements are those of Citius Pharmaceuticals, LLC as the accounting acquirer. The post-merger combination of Citius Pharmaceuticals, Inc. and Citius Pharmaceuticals, LLC is referred to throughout these notes to consolidated financial statements as the “Company.” As the accounting acquirer, Citius Pharmaceuticals, LLC did not acquire any tangible assets from Citius and did not assume any liabilities of Citius. This transaction is not considered a business combination because Citius, the non-operating public corporation, did not meet the definition of a business. Instead, this transaction is considered to be a capital transaction of Citius Pharmaceuticals, LLC and is equivalent to the issuance of shares by Citius Pharmaceuticals, LLC for the net assets of Citius accompanied by a recapitalization.

In connection with the reverse acquisition, Citius Pharmaceuticals, LLC adopted the fiscal year end of Citius, thereby changing our fiscal year end from December 31 to September 30.

Acquisition of Leonard-Meron Biosciences, Inc.

On March 30, 2016, the Company acquired all of the outstanding stock of Leonard-Meron Biosciences, Inc. (“LMB”) by issuing 1,942,456 shares of its common stock. As of March 30, 2016, the stockholders of LMB received approximately 41% of the issued and outstanding common stock of the Company. In addition, the Company converted the outstanding common stock warrants of LMB into 243,020 common stock warrants of the Company and converted the outstanding common stock options of LMB into 77,252 common stock options of the Company.

The Company acquired tangible assets consisting of cash of $255,748, prepaid expenses of $20,544, property and equipment of $5,085, deposits of $2,167, and identifiable intangible assets of $19,400,000 related to in-process research and development. The Company assumed accounts payable of $244,776, accrued expenses of $598,659, accrued compensation of $615,000, accrued interest of $23,862, and notes payable of $772,970. Accordingly, the net assets acquired amounted to $17,428,277.

The fair value of LMB’s net assets acquired on the date of the acquisition, based on management’s analysis of the fair value of the 1,942,456 shares of the Company’s common stock issued for LMB’s outstanding stock, the 243,020 Company common stock warrants issued for LMB’s outstanding common stock warrants, and the vested portion of the 77,252 Company common stock options issued for LMB’s outstanding common stock options was $19,015,073. The fair value of the common stock issued was estimated at $17,482,093, the fair value of the warrants issued was estimated at $1,071,172 and the fair value of the vested options was estimated at $461,808.

The Company recorded goodwill of $1,586,796 for the excess of the purchase price of $19,015,073 over the net assets acquired of $17,428,277.

In-process research and development represents the value of LMB’s leading drug candidate which is an antibiotic solution used to treat catheter-related bloodstream infections (Mino-Lok™). Goodwill represents the value of LMB’s industry relationships and its assembled workforce. In-process research and development and goodwill will not be amortized but will be tested at least annually for impairment.

Unaudited pro forma operating results, assuming the acquisition of LMB had been made as of October 1, 2014, are as follows:

	Year Ended September 30,
	2016	2015

Revenues	$-	$-
Net loss	$(11,548,647)	$(6,640,600)
Net loss per share - basic and diluted	$(2.52)	$(1.64)

Basis of Presentation

As a result of the reverse acquisition, the accompanying consolidated financial statements include the operations of Citius Pharmaceuticals, LLC (the accounting acquirer). The accompanying consolidated financial statements also include the operations of Citius Pharmaceuticals, Inc. (formerly Trail One, Inc.) since the September 12, 2014 reverse acquisition and the operations of Leonard-Meron Biosciences, Inc. (“LMB”) since the March 30, 2016 acquisition. All significant inter-company balances and transactions have been eliminated in consolidation.

All share and per share amounts presented in these consolidated financial statements reflect the one-for-one exchange ratio of Citius Pharmaceuticals, LLC member interests to common shares in the reverse acquisition.